Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Activity of Restructuring

 The following table summarizes the activity for these initiatives for the three months ended March 31, 2012 and 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2012	$3,443	$848	$—	$4,291
Expense	237	1,152	258	1,647
Cash payments	(353)	(2,000)	—	(2,353)
Utilization of reserve	—	—	(258)	(258)

Balance at March 31, 2012	$3,327	$—	$—	$3,327

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$—	$—	$—	$—
Expense	—	197	87	284
Cash payments	—	(197)	—	(197)
Utilization of reserve	—	—	(87)	(87)

Balance at March 31, 2013	$—	$—	$—	$—

The following table summarizes the activity for this initiative for the three months ended March 31, 2012 and 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2012	$23,228	$—	$—	$23,228
Expense	(35)	832	—	797
Cash payments and foreign exchange translation	(3,783)	(832)	—	(4,615)

Balance at March 31, 2012	$19,410	$—	$—	$19,410

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$2,054	$—	$—	$2,054
Expense	145	580	—	725
Cash payments and foreign exchange translation	(452)	(580)	—	(1,032)

Balance at March 31, 2013	$1,747	$—	$—	$1,747

The following table summarizes the activity for this initiative for the three months ended March 31, 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$13,507	$—	$—	$13,507
Expense	2,004	—	—	2,004
Cash payments and foreign exchange translation	(6,621)	—	—	(6,621)

Balance at March 31, 2013	$8,890	$—	$—	$8,890

The following table summarizes the activity for these initiatives for the years ended December 31, 2011 and 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$3,489	$5,336	$—	$8,825
Cash payments	(46)	(4,488)	—	(4,534)

Balance at December 31, 2011	$3,443	$848	$—	$4,291
Expense	(395)	2,658	147	2,410
Cash payments	(3,048)	(3,506)	—	(6,554)
Utilization of reserve	—	—	(147)	(147)

Balance at December 31, 2012	$—	$—	$—	$—

The following table summarizes the activity for this initiative for the years ended December 31, 2011 and 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$32,995	$6,620	$—	$39,615
Reorganization initiative transfer	1,877	—	—	1,877
Cash payments and foreign exchange translation	(11,644)	(6,620)	—	(18,264)

Balance at December 31, 2011	$23,228	$—	$—	$23,228
Expense	2,385	1,740	3,846	7,971
Cash payments and foreign exchange translation	(23,559)	(1,740)	—	(25,299)
Utilization of reserve	—	—	(3,846)	(3,846)

Balance at December 31, 2012	$2,054	$—	$—	$2,054

The following table summarizes the activity for this initiative for the year ended December 31, 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$19,330	$1,260	$162	$20,752
Cash payments and foreign exchange translation	(5,823)	(1,260)	—	(7,083)
Utilization of reserve	—	—	(162)	(162)

Balance at December 31, 2012	$13,507	$—	$—	$13,507